Guarantees and product warranty (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Movement in Standard Product Warranty Accrual
Warranty liability, beginning balance	$ 1,308	$ 1,035	$ 1,049
Reduction in liability (payments)	(920)	(926)	(855)
Increase in liability (new warranties)	1,089	1,199	841
Warranty liability, ending balance	$ 1,477	$ 1,308	$ 1,035